Putnam Tax Exempt Income Fund
The fund's portfolio
12/31/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.62% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.8%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.3%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/25), Ser. A-1, 4.00%, 12/1/49	A1	$7,690,000	$7,699,130

			7,699,130
Alaska (1.5%)
AK State Indl. Dev. & Export Auth. Rev. Bonds
(Dena' Nena' Henash), 4.00%, 10/1/44	A+/F	6,930,000	6,531,165
(Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/39	A+/F	2,575,000	2,475,644

			9,006,809
Arizona (2.8%)
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB-	2,120,000	1,793,615
4.00%, 7/1/51	BBB-	2,000,000	1,745,923
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (Somerset Academy of Las Vegas), 4.00%, 12/15/51	BB	700,000	570,210
AZ State Indl. Dev. Auth. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/37	A	1,100,000	1,102,452
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	BB+/F	3,500,000	3,502,084
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	604,254
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	251,561
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	352,657
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa1	1,000,000	1,204,543
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies)
5.00%, 7/1/44	BBB	1,000,000	1,000,001
Ser. A, 5.00%, 7/1/36	BBB	1,010,000	1,012,730
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	100,312
Ser. A, 5.00%, 7/1/35	BB	150,000	150,482
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,900,000	2,036,217
5.00%, 12/1/37	A3	500,000	539,495
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	225,000	225,038

			16,191,574
California (6.0%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	A-/P	850,000	728,321
(Fountains at Emerald Park), 3.00%, 8/1/56	A/P	5,975,000	4,273,757
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,016,511	2,875,430
CA Muni. Fin Auth. Multi-Fam. Rev. Bonds, (Terry Manor Sr. Hsg.), FNMA Coll., 4.20%, 8/1/40	Aaa	3,585,000	3,532,447
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,490,816
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB+/P	3,250,000	2,246,497
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(1818 Platinum Triangle Apt.), 3.25%, 4/1/57	BBB/P	1,600,000	1,147,805
(City of Orange Portfolio), 3.00%, 3/1/57	BBB+/P	2,350,000	1,590,568
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	A-/P	4,300,000	2,996,087
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax Bonds, 4.00%, 9/1/46	BB/P	1,460,000	1,322,211
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/46 (Prerefunded 11/15/31)	AAA/P	5,000	5,482
4.00%, 5/15/35	Aa3	1,500,000	1,491,681
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	2,805,322
Menifee, Union School Dist. Cmnty. Fac. Special Tax Bonds, (Dist. No. 2011-1)
4.00%, 9/1/45	A-/P	860,000	818,727
4.00%, 9/1/41	A-/P	800,000	774,546
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 5/1/35	AA-	3,000,000	3,200,132
San Francisco, City & Cnty. Cmnty. Fac. Dist. No. 2016 144A Special Tax Bonds, (Impt. Area No. 2), Ser. A, 4.00%, 9/1/42	BB-/P	2,000,000	1,895,392

			35,195,221
Colorado (3.7%)
CO State Hlth. Fac. Auth. Rev. Bonds, (Valley View Hosp. Assn.), 5.00%, 5/15/45	A	1,000,000	1,002,273
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	4,100,000	3,582,953
Denver City & Cnty., Arpt. Rev. Bonds
Ser. D, 5.75%, 11/15/37(T)	Aa3	2,500,000	2,858,975
Ser. D, 5.75%, 11/15/38(T)	Aa3	3,175,000	3,661,061
Ser. A, 5.50%, 11/15/38	Aa3	2,100,000	2,334,757
Ser. A, 5.50%, 11/15/35	Aa3	2,000,000	2,246,139
Ser. A, 5.00%, 11/15/37	Aa3	1,450,000	1,547,160
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A1	5,000,000	3,463,965
Vauxmont, Metro. Dist. G.O. Bonds, AGM, 3.25%, 12/15/50	AA	1,378,000	1,134,721

			21,832,004
Connecticut (0.7%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	A-/F	1,500,000	1,506,646
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/34	BBB+	600,000	644,005
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. B-1, 4.10%, 11/15/39	Aaa	1,685,000	1,660,876

			3,811,527
Delaware (0.1%)
DE State Econ. Dev. Auth. Charter School Rev. Bonds, (ASPIRA of Delaware Charter Operations, Inc.), 4.00%, 6/1/42	BB	730,000	644,202

			644,202
District of Columbia (5.1%)
DC G.O. Bonds, Ser. A, 5.00%, 1/1/45	Aaa	5,000,000	5,404,728
DC Rev. Bonds
(DC Intl. School), 5.00%, 7/1/49	BBB	1,670,000	1,684,475
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,260,516
(DC Intl. School), 5.00%, 7/1/39	BBB	2,000,000	2,053,377
(KIPP DC), Ser. A, 5.00%, 7/1/37	BBB+	2,500,000	2,558,154
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/31	Aa3	2,500,000	2,695,439
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	2,050,000	1,916,750
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44(T)	A-	2,050,000	1,918,862
4.00%, 10/1/37	A-	3,140,000	3,084,101
4.00%, 10/1/36	A-	1,490,000	1,472,685
(Metrorail), Ser. A, zero %, 10/1/37	A-	11,000,000	6,000,749

			30,049,836
Florida (5.1%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	889,716
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	1,300,000	1,230,708
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed. Oblig. Group)
4.00%, 7/1/55	Baa3	750,000	623,949
4.00%, 7/1/45	Baa3	600,000	533,205
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds
(Shands Jacksonville Med. Ctr.), 5.00%, 2/1/52	Ba1	1,000,000	987,404
(Shands Jacksonville Med. Ctr., Inc.), 4.00%, 2/1/52	Ba1	2,250,000	1,884,108
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (1/1/26), (Fairfield Running Brook II LP), 3.55%, 1/1/27	Aaa	6,525,000	6,524,541
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.)
5.00%, 10/1/42	A+	1,250,000	1,347,521
4.00%, 10/1/52	A+	7,265,000	6,666,513
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,105,255
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The))
4.00%, 6/15/56	Ba1	805,000	648,766
4.00%, 6/15/51	Ba1	830,000	685,630
4.00%, 6/15/41	Ba1	425,000	378,148
4.00%, 6/15/36	Ba1	315,000	298,313
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/49	A1	2,250,000	686,159
zero %, 9/1/42	A1	830,000	371,085
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds, 4.80%, 5/1/55	BBB-/P	700,000	693,316
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical U., Inc.), Ser. A, 4.00%, 10/15/39	A1	500,000	497,816

			30,052,153
Georgia (2.1%)
DeKalb Cnty., Hsg. Auth. Multi-Fam. Hsg. Rev. Bonds, (HADC 1086 on Montreal, LLC), 4.00%, 3/1/34	A+	5,000,000	4,913,794
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (3/1/32), Ser. B, 5.00%, 12/1/54	Aa1	3,300,000	3,513,471
Muni. Election Auth. of GA Rev. Bonds
(One), Ser. A, BAM, 5.25%, 1/1/54	AA	1,750,000	1,879,555
(Plant Vogtle Units 3 & 4), 5.00%, 1/1/63	BBB+	2,000,000	2,019,248

			12,326,068
Hawaii (0.6%)
HI State Harbor Syst. Rev. Bonds, Ser. A
4.00%, 7/1/36	Aa3	375,000	369,100
4.00%, 7/1/31	Aa3	250,000	252,812
Honolulu City & Cnty., Waste Wtr. Syst. Rev. Bonds, 5.00%, 7/1/38(FWC)	AA+	2,500,000	2,813,356

			3,435,268
Illinois (6.5%)
Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/36	BBB	3,850,000	3,738,425
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	1,500,000	1,482,811
Ser. A, 5.00%, 12/1/40	BB+	1,800,000	1,813,388
Ser. A, 5.00%, 12/1/35	BB+	1,910,000	1,949,734
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA-	4,540,000	4,721,110
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A
5.50%, 1/1/55	A+	3,825,000	4,033,374
5.00%, 1/1/38	A+	200,000	205,937
IL Fin. Auth. Rev. Bonds, (U. of IL)
5.25%, 10/1/53	Aa2	2,500,000	2,648,196
5.00%, 10/1/48	Aa2	2,500,000	2,610,399
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/41	A3	1,250,000	1,344,840
Ser. B, 5.25%, 5/1/40	A3	2,650,000	2,860,559
Ser. A, 5.00%, 12/1/31	A3	2,870,000	2,985,510
IL State Fin. Auth. Rev. Bonds
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/51	BBB	1,500,000	1,300,090
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/41	BBB	725,000	674,514
(Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	501,618
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	500,000	500,353
Metro. Pier & Exposition Auth. Rev. Bonds, 4.00%, 12/15/47	A	2,900,000	2,644,747
St. Clair Cnty., Cmnty. Cahokia Unit School Dist. No. 187 G.O. Bonds, Ser. A, AGM
5.00%, 1/1/54	AA	1,000,000	1,037,320
5.00%, 1/1/49	AA	1,000,000	1,040,904

			38,093,829
Indiana (1.6%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Auth., Inc.)
5.00%, 10/1/45	AA	1,000,000	1,074,635
5.00%, 10/1/43	AA	1,550,000	1,677,491
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds
Ser. A, 5.25%, 2/1/54	Aa1	3,500,000	3,635,830
(Circle City Forward Phase II), 4.125%, 2/1/52	Aa1	3,185,000	3,107,100

			9,495,056
Iowa (0.6%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	3,850,000	3,357,002

			3,357,002
Kentucky (2.0%)
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/26) Ser. A, 4.00%, 12/1/50	A1	5,000,000	5,017,556
Mandatory Put Bonds (6/1/25) Ser. C-1, 4.00%, 12/1/49	A1	2,060,000	2,061,034
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare), Ser. A, 5.00%, 10/1/31	A	1,135,000	1,158,903
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	415,271
5.00%, 7/1/30	A+	1,000,000	1,000,671
U. of KY Lease Purchase Oblig. Rev. Bonds, (Hlth. Care Cancer Ctr. ), 5.00%, 10/1/43	AA	1,700,000	1,845,556

			11,498,991
Louisiana (1.3%)
LA Pub. Fac. Auth. Rev. Bonds, (Calcasieu River Bridge), 5.75%, 9/1/64	Baa3	3,250,000	3,509,757
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	A2	4,000,000	3,912,246

			7,422,003
Maryland (0.4%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	762,086
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Adventist Hlth. Care Oblig. Group)
5.00%, 1/1/30	Baa3	285,000	299,852
5.00%, 1/1/29	Baa3	290,000	303,036
5.00%, 1/1/28	Baa3	300,000	310,886
5.00%, 1/1/27	Baa3	430,000	440,842

			2,116,702
Massachusetts (0.7%)
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	AA+	635,000	635,470
MA State Port Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/46	Aa2	3,500,000	3,288,719

			3,924,189
Michigan (1.5%)
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	250,000	252,714
Detroit, G.O. Bonds
Ser. C, 6.00%, 5/1/43	BBB	500,000	560,322
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	2,150,000	1,663,550
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31 (Prerefunded 1/21/25)	A+	250,000	250,260
5.00%, 11/1/36	A+	1,285,000	1,324,235
Kentwood, Econ. Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group)
4.00%, 11/15/45	BBB-/F	1,125,000	955,536
4.00%, 11/15/43	BBB-/F	695,000	602,260
4.00%, 11/15/31	BBB-/F	455,000	442,189
MI State Fin. Auth. Rev. Bonds, (Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	119,750	116,534
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB-	1,855,000	1,881,086
(College for Creative Studies), 5.00%, 12/1/45	BBB	250,000	236,821
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. A, 4.45%, 10/1/34	AA+	100,000	100,011
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	357,211

			8,742,729
Minnesota (0.4%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/36	BB/P	1,250,000	1,132,508
4.00%, 7/1/31	BB/P	1,000,000	953,646

			2,086,154
Missouri (3.0%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
5.00%, 3/1/46	A2	2,700,000	2,745,590
4.00%, 3/1/39	A2	5,215,000	5,098,635
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/43	BB+	1,400,000	1,109,906
4.00%, 5/1/40	BB+	2,300,000	1,895,085
4.00%, 5/1/34	BB+	2,000,000	1,797,749
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BB+	1,750,000	1,352,016
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM
5.00%, 10/1/45	AA	2,250,000	2,322,101
5.00%, 10/1/40	AA	1,000,000	1,053,307

			17,374,389
Nebraska (0.5%)
Omaha, Pub. Pwr. Dist. Elec. Rev. Bonds, Ser. A, 5.25%, 2/1/48	Aa2	2,500,000	2,718,085

			2,718,085
Nevada (1.1%)
Las Vegas NV, Convention & Visitor Auth. Ctr. Rev. Bonds, Ser. B, 5.00%, 7/1/43	Aa3	3,900,000	4,037,358
Las Vegas, Special Impt. Dist. No. 818 Special Assmt. Bonds, (Summerlin Village 27), 5.00%, 12/1/54	BB-/P	1,200,000	1,200,894
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A, 2.75%, 6/15/28	Baa2	915,000	891,820

			6,130,072
New Hampshire (3.0%)
National Fin. Auth. Rev. Bonds, (NH Bus. Fin. Auth.)
Ser. 24-1, Class A, 4.25%, 7/20/41	A2	1,983,686	1,928,315
Ser. 23-2, 3.875%, 1/20/38	BBB	3,050,755	2,889,332
Ser. 2, 3.625%, 8/20/39	A3	3,388,073	3,161,076
National Fin. Auth. Affordable Hsg. Certif. Rev. Bonds, Ser. 24-1, Class A, 4.15%, 10/20/40	A	1,500,000	1,466,977
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke's Hosp. Oblig. Group)
4.00%, 8/15/41	A3	1,000,000	951,558
4.00%, 8/15/39	A3	1,100,000	1,065,576
4.00%, 8/15/38	A3	1,000,000	955,675
4.00%, 8/15/36	A3	600,000	590,215
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	4,544,929

			17,553,653
New Jersey (2.1%)
NJ State Econ. Dev. Auth. Rev. Bonds, (Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,279,564
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	3,000,000	3,063,812
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 3.13%, 7/1/36	VMIG 1	3,000,000	3,000,000
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.375%, 7/1/53	BBB-	1,000,000	1,030,399
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/36	A-	4,000,000	4,139,762

			12,513,537
New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,626,490
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BB+/F	2,155,000	2,156,161

			3,782,651
New York (10.5%)
Brookhaven, Local Dev. Corp. Rev. Bonds, (Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.50%, 10/1/25	A	605,000	605,344
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
(Sustainable Dev.), Ser. J, 3.35%, 11/1/65	AA+	5,670,000	4,241,664
(Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	3,075,000	2,171,985
Ser. D-1B, FHA Insd., 2.40%, 11/1/50	AA+	4,000,000	2,560,249
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 2.70%, 5/1/44	VMIG 1	4,780,000	4,780,000
NY State Liberty Dev. Corp. Rev. Bonds
Ser. A, BAM, 3.00%, 11/15/51	AA	3,500,000	2,649,404
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54(T)	AA+	7,200,000	7,638,768
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	5,250,000	3,959,946
NY State Trans. Dev. Corp. Exempt Fac. Rev. Bonds, (Empire State Thruway Partners, LLC)
4.00%, 4/30/53	BBB-/F	3,000,000	2,542,170
4.00%, 10/31/46	BBB-/F	2,000,000	1,753,234
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	2,000,000	1,999,938
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	10,000,000	10,868,964
Oneida Indian Nation 144A Rev. Bonds, (Oneida Indian Nation of NY), Ser. B, 6.00%, 9/1/43	BBB-/F	825,000	901,564
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49(T)	Aa3	4,745,000	4,878,904
Ser. 207, 5.00%, 9/15/31	Aa3	300,000	309,750
Ser. 207, 5.00%, 9/15/29	Aa3	3,525,000	3,651,324
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, 5.25%, 5/15/57	AA+	5,600,000	6,036,509

			61,549,717
North Carolina (0.9%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group)
4.00%, 3/1/51	BBB/F	2,000,000	1,686,574
4.00%, 3/1/41	BBB/F	1,050,000	964,011
4.00%, 3/1/36	BBB/F	900,000	865,393
NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (United Methodist Retirement Homes, Inc. (The)), Ser. A
5.125%, 10/1/54	BBB/F	1,500,000	1,533,775
5.00%, 10/1/39	BBB/F	250,000	263,130

			5,312,883
North Dakota (0.3%)
Grand Forks, Hlth. Care Syst. Rev. Bonds, (Altru Hlth. Syst. Oblig. Group), AGM, 3.00%, 12/1/46	AA	2,000,000	1,549,757

			1,549,757
Ohio (2.2%)
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	2,500,000	2,517,338
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	950,000	880,354
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/41	A3	230,000	226,466
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/40	A3	250,000	247,285
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/39	A3	200,000	199,274
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/38	A3	250,000	250,696
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/37	A3	200,000	201,866
Columbus, Swr. VRDN, Ser. B, 2.45%, 6/1/32	VMIG 1	430,000	430,000
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports), 4.00%, 5/1/39	AA+	750,000	751,518
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	745,000	745,249
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/41	Baa1	455,000	421,754
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, U.S. Govt. Coll., 4.00%, 1/1/43 (Prerefunded 1/1/28)	AAA/P	15,000	15,423
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,758,494
Port of Greater Cincinnati Dev. Auth. Rev. Bonds, (Duke Energy), 5.00%, 12/1/58	AA	2,740,000	2,856,659
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	Baa1	645,000	651,596
5.00%, 2/15/33	Baa1	355,000	358,840
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	145,000	138,701

			12,651,513
Other (0.9%)
Federal Home Loan Mortgage Corporation Multifamily ML certificates, Ser. Ser. 19-ML-05, Class Class A-US, 3.40%, 1/25/36	AA+	3,003,017	2,810,899
Federal Home Loan Mortgage Corporation Structured Pass-through certificates, Ser. ML-21, 4.519%, 8/25/41	AA+	946	943
Federal Home Loan Mortgage Corporation Structured Pass-through certificates Ser. 24 ML-22, Class A-US, 4.545%, 10/25/40	AA+	2,739,794	2,724,781

			5,536,623
Pennsylvania (3.7%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A, AGM, 4.00%, 1/1/46	AA	3,500,000	3,278,057
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (University Student Hsg, LLC), 5.00%, 8/1/30	Ba2	845,000	845,150
Indiana Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Indiana U. of Pennsylvania (The)), BAM, 4.00%, 5/1/54	AA	1,000,000	938,925
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 4.00%, 7/1/34	A-1+	620,000	620,000
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	2,250,000	2,433,933
PA State Tpk. Comm. Rev. Bonds
4.90%, 12/1/44	Aa3	5,000,000	5,068,685
Ser. A, 4.00%, 12/1/49	A2	2,160,000	2,073,573
Ser. B, 3.00%, 12/1/51	A+	2,000,000	1,520,053
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph's U.), 5.00%, 11/1/47	A-/P	2,350,000	2,356,298
(Independence Charter School-West), 5.00%, 6/15/39	BB/P	500,000	487,929
(Independence Charter School-West), 4.00%, 6/15/29	BB/P	260,000	252,048
Philadelphia, Auth. for Indl. Dev. VRDN, Ser. B-2, 2.75%, 10/1/30	VMIG 1	735,000	735,000
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	A1	1,000,000	876,369

			21,486,020
Puerto Rico (0.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB-/P	1,550,000	1,496,473
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 4.75%, 7/1/53	BBB-/P	2,900,000	2,861,999

			4,358,472
Rhode Island (0.6%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,252,233

			3,252,233
South Carolina (2.1%)
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	763,274
4.00%, 11/1/31	A1	750,000	764,294
SC State Jobs Econ. Dev. Auth. Hlth. Fac. Rev. Bonds, (Novant Hlth.), 5.50%, 11/1/50	A1	5,000,000	5,509,045
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A+	1,300,000	1,242,425
SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/36	A3	4,000,000	4,060,209

			12,339,247
South Dakota (0.4%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The))
4.00%, 8/1/56	BBB-	1,000,000	809,372
4.00%, 8/1/51	BBB-	250,000	207,433
4.00%, 8/1/41	BBB-	1,400,000	1,253,873

			2,270,678
Tennessee (2.8%)
Johnson City, Hlth. & Edl. Fac. Board Multi-Fam. Mandatory Put Bonds (12/1/26), (Roan Hill LP), 3.60%, 12/1/27	AA+	3,000,000	2,995,802
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds, (Provident Group - UTK Properties, LLC), Ser. A-1, BAM
5.50%, 7/1/59	AA	1,750,000	1,868,474
5.50%, 7/1/54	AA	1,000,000	1,071,341
5.25%, 7/1/49	AA	1,250,000	1,325,243
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/45	A2	2,000,000	2,065,553
Williamson Cnty., Indl. Dev. Board Multi-Fam. Hsg. Mandatory Put Bonds (5/1/27), (ECG Wood Duck LP), 5.00%, 5/1/42	Aaa	6,625,000	6,821,675

			16,148,088
Texas (9.4%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Riverwalk Education Foundation, Inc.), PSFG, 4.00%, 8/15/44	AAA	3,600,000	3,487,330
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(IDEA Pub. Schools), Ser. B, PSFG, 5.00%, 8/15/27	A-	375,000	384,024
(Braination, Inc.), 4.50%, 8/15/54	Aaa	2,280,000	2,299,589
(YES Prep Pub. Schools, Inc.), PSFG, 4.25%, 4/1/48	Aaa	2,525,000	2,524,146
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/47	AAA	1,410,000	1,358,901
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/40	AAA	1,500,000	1,505,794
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/39	AAA	1,500,000	1,514,433
Galveston, Wharves and Term. Rev. Bonds, (AMT First Lien), Ser. A
5.50%, 8/1/44	A	550,000	590,558
5.50%, 8/1/43	A	400,000	430,166
5.50%, 8/1/42	A	500,000	537,840
5.50%, 8/1/41	A	500,000	538,255
5.50%, 8/1/40	A	500,000	539,303
Grand Parkway Trans. Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/48	AA+	4,500,000	4,629,600
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Ba1	1,075,000	1,074,936
Irving, Hotel Occupancy Tax Rev. Bonds
5.00%, 8/15/39	BBB+	600,000	601,184
5.00%, 8/15/36	BBB+	430,000	435,645
5.00%, 8/15/34	BBB+	300,000	305,533
5.00%, 8/15/33	BBB+	240,000	244,212
5.00%, 8/15/31	BBB+	100,000	102,203
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
3.00%, 9/1/47	BBB-	600,000	421,414
3.00%, 9/1/44	BBB-	500,000	367,242
3.00%, 9/1/40	BBB-	225,000	174,438
3.00%, 9/1/39	BBB-	250,000	197,784
3.00%, 9/1/38	BBB-	200,000	161,435
3.00%, 9/1/37	BBB-	220,000	180,782
3.00%, 9/1/34	BBB-	150,000	131,072
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, Ser. A, 6.00%, 5/15/52	A	3,250,000	3,602,990
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	2,250,000	2,331,273
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,250,000	1,154,106
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,564,133
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43	Aa3	9,700,000	9,700,000
Port of Houston Auth. of Harris Cnty. Rev. Bonds, 5.00%, 10/1/48	AA+	5,745,000	6,075,701
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	250,000	251,815
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A-/F	2,750,000	2,766,004
TX State Trans. Comm. Rev. Bonds, (Central TX Tpk. Syst.), Ser. A, 3.00%, 8/15/40	A2	3,550,000	3,054,269

			55,238,110
Utah (2.8%)
UT Cnty., Hosp. Rev. Bonds, (Intermountain Hlth.), Ser. A, 5.00%, 5/15/41	Aa1	7,170,000	7,264,096
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/41	BBB-/F	500,000	462,477
4.00%, 10/15/38	BBB-/F	500,000	477,195
4.00%, 10/15/36	BBB-/F	300,000	290,459
4.00%, 10/15/34	BBB-/F	800,000	784,594
4.00%, 10/15/32	BBB-/F	500,000	495,970
3.00%, 10/15/45	BBB-/F	1,000,000	735,436
UT Infrastructure Agcy. Telecomm. Rev. Bonds, 4.00%, 10/15/33	BBB-/F	1,225,000	1,210,480
UT State Bldg. Ownership Auth. Lease Rev. Bonds, (Master Lease), 5.00%, 5/15/41	Aa1	2,960,000	3,216,882
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	732,382
5.00%, 10/15/33	AA	420,000	430,590
5.00%, 10/15/31	AA	530,000	545,624

			16,646,185
Virginia (1.9%)
Federal Home Loan Mortgage Corporation Multifamily VRD certificates, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	6,965,000	5,873,695
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	A1	5,150,000	5,373,119

			11,246,814
Washington (3.3%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/49	BB+	3,325,000	3,707,158
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/47	AA-	1,000,000	1,032,824
5.00%, 8/1/41	AA-	2,000,000	2,085,950
5.00%, 8/1/38	AA-	3,000,000	3,167,273
5.00%, 8/1/37	AA-	1,500,000	1,589,031
WA State Hsg. Fin. Comm. Rev. Bonds
Ser. 1, Class A, 4.221%, 3/20/40	A3	1,098,502	1,050,811
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,873,746	3,580,507
Ser. 1, Class A, 3.375%, 4/20/37	BBB+	3,268,553	2,921,804

			19,135,358
West Virginia (0.2%)
Ohio Cnty., Comm. Tax Increment Rev. Tax Alloc. Bonds, (Highlands (The))
5.25%, 6/1/53	BBB-	750,000	763,662
5.25%, 6/1/44	BBB-	500,000	515,871

			1,279,533
Wisconsin (3.8%)
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences)
4.00%, 4/1/42	BB	830,000	755,391
4.00%, 4/1/42 (Prerefunded 4/1/32)	AAA/P	20,000	20,962
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	575,000	575,315
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/56	BB+/P	2,000,000	1,413,802
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB-/P	1,600,000	1,633,131
Pub. Fin. Auth. Pooled Charter School Certif. Rev. Bonds, Ser. 23-1, Class A, 5.75%, 7/1/62	Aa3	1,431,291	1,494,480
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/53	BBB-	2,000,000	2,134,988
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	2,000,000	1,999,522
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Marshfield Clinic Hlth. Syst.), 5.50%, 2/15/54	BBB	2,200,000	2,385,019
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,375,000	1,374,743
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/36	AA	7,825,000	7,888,439
(Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	BBB	400,000	396,166

			22,071,958

Total municipal bonds and notes (cost $598,629,335)			$589,126,022

SHORT-TERM INVESTMENTS (2.5%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.56%(AFF)	Shares	14,003,539	$14,003,539
U.S. Treasury Bills 4.628%, 1/16/25(SEG)		$400,000	399,342

Total short-term investments (cost $14,402,786)			$14,402,881
TOTAL INVESTMENTS

Total investments (cost $613,032,121)			$603,528,903

FUTURES CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Bond Ultra 30 yr (Short)	58	$6,896,563	$6,896,563	Mar-25	$393,691

Unrealized appreciation					393,691

Unrealized (depreciation)					—

Total					$393,691

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $584,626,650.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$9,638,253	$39,363,332	$34,998,046	$208,596	$14,003,539

	Total Short-term investments	$9,638,253	$39,363,332	$34,998,046	$208,596	$14,003,539
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $351,331.
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.62%, 4.49%, 4.31%, and 4.25%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	22.2%
	Healthcare	17.9
	Housing	15.7
	Education	12.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $31,540,277 were held by the TOB trust and served as collateral for $21,747,961 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $172,089 for these investments based on an average interest rate of 3.23%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$589,126,022	$—
Short-term investments	—	14,402,881	—

Totals by level	$—	$603,528,903	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$393,691	$—	$—

Totals by level	$393,691	$—	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com